LOANS	12 Months Ended
Dec. 31, 2024
Disclosure of loans and receivables [abstract]
LOANS

NOTE 11 – LOANS

11.1 Loan Portfolio by Product

The distribution of the loan portfolio of Grupo Aval´s by product is shown as follows:

	December 31, 2024		December 31, 2023
Commercial
General purpose loans	Ps.	82,145,280	Ps.	73,611,910
Loans funded by development banks		3,517,386		4,464,785
Working capital loans		16,624,543		16,413,196
Credit cards		338,168		341,563
Overdrafts		648,130		509,538
Leases		12,141,136		11,706,825
Interbank loans and overnight funds		705,055		392,607
Total commercial	Ps.	116,119,698	Ps.	107,440,424

Consumer
Credit cards	Ps.	7,266,716	Ps.	7,596,196
Personal loans		14,442,142		14,232,850
Automobile and vehicle loans		5,834,498		5,332,355
Overdrafts		79,347		76,148
General purpose loans		152,803		126,990
Leases		18,808		15,509
Payroll loans		34,182,011		32,619,563
Total consumer	Ps.	61,976,325	Ps.	59,999,611

Mortgages
Mortgages	Ps.	19,714,057	Ps.	16,294,206
Leases		2,321,670		2,192,000
Total mortgages	Ps.	22,035,727	Ps.	18,486,206

Microcredit	Ps.	4,375	Ps.	277,529
Gross balance of loan portfolio	Ps.	200,136,125	Ps.	186,203,770
Loss allowance loan portfolio (1)		(10,006,639)		(10,035,715)
Net balance of loan portfolio	Ps.	190,129,486	Ps.	176,168,055

(1)  See loss allowance reconciliations from the opening to the closing balance in note 4.1.5.

11.2 Loan portfolio by maturity

The distribution of Grupo Aval´s loan portfolio by contractual maturity period is as follows:

December 31, 2024

	Up to 1		From 1 to		From 3 to		More than
	year		3 years		5 years		5 years		Total
Commercial – Client portfolio	Ps.	59,494,116	Ps.	30,333,667	Ps.	13,675,325	Ps.	11,911,535	Ps.	115,414,643
Consumer		10,887,363		14,549,074		11,342,281		25,197,607		61,976,325
Mortgage		990,277		1,427,865		1,605,095		18,012,490		22,035,727
Microcredit		3,402		209		236		528		4,375
Interbank and overnight funds		705,055		—		—		—		705,055
Total gross loan portfolio	Ps.	72,080,213	Ps.	46,310,815	Ps.	26,622,937	Ps.	55,122,160	Ps.	200,136,125

December 31, 2023

	Up to 1		From 1 to		From 3 to		More than
	year		3 years		5 years		5 years		Total
Commercial – Client portfolio	Ps.	57,018,945	Ps.	27,895,921	Ps.	12,044,149	Ps.	10,088,802	Ps.	107,047,817
Consumer		10,679,728		13,325,877		11,496,786		24,497,220		59,999,611
Mortgage		865,216		1,187,222		1,317,412		15,116,356		18,486,206
Microcredit		162,667		108,095		5,266		1,501		277,529
Interbank and overnight funds		392,607		—		—		—		392,607
Total gross loan portfolio	Ps.	69,119,163	Ps.	42,517,115	Ps.	24,863,613	Ps.	49,703,879	Ps.	186,203,770

11.3 Interest income by portfolio

The interest income of the loan portfolio of Grupo Aval´s by portfolio is shown as follows:

	December 31, 2024		December 31, 2023		December 31, 2022
Commercial – Client portfolio	Ps.	13,572,183	Ps.	14,497,926	Ps.	8,608,592
Consumer		9,127,660		9,208,508		7,048,747
Mortgage (1)		1,947,812		1,687,962		1,349,898
Microcredit		48,710		71,352		64,582
Repos, interbank loans portfolio (2)		769,217		1,068,367		487,697
Total interest income	Ps.	25,465,582	Ps.	26,534,115	Ps.	17,559,516

(1)    Includes the coverage of interest income in the amount of Ps. 595 as of December 31, 2024. See note 10.4 Impact on Interest Income and Expense Line Item from interest rate hedging.

(2)      Includes interest income of cash and cash equivalents Ps. 584,748 as of December 31, 2024.

11.4 Financial Leasing portfolio

As of December 31, 2024, and 2023 the following table shows the reconciliation between gross investment in financial leasing and the present value of minimum payments to be received in these dates:

	December 31, 2024		December 31, 2023
Total gross rent payments receivable	Ps.	23,631,711	Ps.	29,491,587
Less amounts representing running costs (such as taxes, maintenance, insurances, etc.,)		(341)		(495)
Plus, estimated residual amount of assets given for rental (without guarantee)		41,170		32,657
Gross investment in contracts of financial leasing		23,672,540		29,523,749
Less unrealized financial income		(9,190,926)		(15,609,415)
Net investment in contracts of financial leasing	Ps.	14,481,614	Ps.	13,914,334
Loss allowance of net investment in financial leasing	Ps.	(483,965)	Ps.	(460,528)

The detailed information of gross investment and net investment in financial leasing contracts receivable as of December 31, 2024 and 2023 in each period is as follows:

	December 31, 2024
	Gross investment		Net investment
Up to 1 year	Ps.	3,718,951	Ps.	2,280,167
From 1 to 5 years		9,735,614		5,831,107
More than 5 years		10,217,975		6,370,340
Total	Ps.	23,672,540	Ps.	14,481,614

	December 31, 2023
	Gross investment		Net investment
Up to 1 year	Ps.	13,480,780	Ps.	6,398,382
From 1 to 5 years		6,560,824		2,532,708
More than 5 years		9,482,145		4,983,244
Total	Ps.	29,523,749	Ps.	13,914,334

The banks of Grupo Aval grant loans through financial leasing mainly for acquisition of vehicles and computer equipment, generally with terms between 36 and 60 months, with a purchase option at price below the market price for the buyer at the end of the contract, for acquisition machinery and equipment with terms between 60 to 120 months, with a purchase option at price below the market price or for the time close to the economic life of the asset, and for housing leasing with terms between 120 to 240 months, transferring the asset at the end of the contract. These leasing contracts are granted at current market interest rates at inception.